7. INCOME TAX (December 2016 Note) (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Reconciliation of income tax expense
	For the Years Ended December 31
	2016	2015
Statutory rate applied to loss before income taxes	$(2,479,492)	$(5,433,278)
Increase (decrease) in income taxes results from:
Nondeductible permanent differences	1,251,476	1,287,259
Change in valuation allowance	1,228,016	4,146,019
Income tax expense (benefit)	$–	$–

Deferred tax assets
	For the Years Ended December 31
	2016	2015
Deferred tax assets	$2,931,956	$2,832,793
Operating loss carryforwards	7,984,349	6,855,496
Gross deferred tax assets	10,916,305	9,688,289
Valuation allowance	(10,916,305)	(9,688,289)
Net deferred income tax asset	$–	$–